Transfers of financial assets and variable interest entities (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Non-consolidated VIEs
Trading assets	SFr 205,688	SFr 235,564	SFr 241,131	SFr 235,427
Net loans	270,171	270,774	272,551	254,532
Other assets	59,749	66,497	70,558	64,689
Other liabilities	45,301	SFr 45,349	50,970	SFr 48,913
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,264		7,508
Net loans	8,731		8,871
Other assets	192		213
Total variable interest assets, non-consolidated VIEs	16,187		16,592
Maximum exposure to loss	29,033		27,800
Non-consolidated VIE assets	233,072		247,352
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	147		179
Net loans	33		211
Other assets	0		0
Total variable interest assets, non-consolidated VIEs	180		390
Maximum exposure to loss	180		752
Non-consolidated VIE assets	6,145		8,604
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,454		5,009
Net loans	1,987		2,252
Other assets	4		4
Total variable interest assets, non-consolidated VIEs	7,445		7,265
Maximum exposure to loss	13,317		12,775
Non-consolidated VIE assets	98,029		120,157
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	923		1,201
Net loans	2,854		3,213
Other assets	23		20
Total variable interest assets, non-consolidated VIEs	3,800		4,434
Maximum exposure to loss	3,866		4,589
Non-consolidated VIE assets	59,645		56,413
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	467		494
Net loans	2,346		1,651
Other assets	0		0
Total variable interest assets, non-consolidated VIEs	2,813		2,145
Maximum exposure to loss	8,753		7,326
Non-consolidated VIE assets	37,387		38,818
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	273		625
Net loans	1,511		1,544
Other assets	165		189
Total variable interest assets, non-consolidated VIEs	1,949		2,358
Maximum exposure to loss	2,917		2,358
Non-consolidated VIE assets	31,866		23,360
Bank
Non-consolidated VIEs
Trading assets	205,898		241,313
Net loans	253,094		255,928
Other assets	59,475		70,511
Other liabilities	SFr 45,306		SFr 50,648